Contract balances (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Contract Costs Capitalised	₨ 22,692	₨ 23,763
Contract costs Amortized	₨ 52,800	₨ 37,084